GOLDMAN SACHS TRUST
71 South Wacker Drive
Suite 500
Chicago, IL 60606
April 17, 2006
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	Goldman Sachs Trust
(1933 Act Registration No. 333-130837)
Ladies and Gentlemen:
     On behalf of the Goldman Sachs Trust (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933 (the “1933 Act”), I hereby certify that (i) the combined proxy statement/prospectus dated April 12, 2006, statement of additional information dated April 12, 2006, and proxy card that would have been filed under paragraph (b) of Rule 497 of the 1933 Act would not have differed from the combined proxy statement/prospectus dated April 12, 2006, statement of additional information dated April 12, 2006 and proxy card contained in the Trust’s Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 under the Securities Act of 1933 (“Post-Effective Amendment No. 1”), which was filed on April 11, 2006; and (ii) the text of Post-Effective Amendment No. 1 has been filed electronically.
     If you have any questions or comments regarding this filing, do not hesitate to contact Kenneth L. Greenberg, Esq. at (215) 988-1152.

Very truly yours, Goldman Sachs Trust
By:	/s/ Howard Surloff
Howard Surloff
Secretary